Consolidated Statements of Financial Position (Parentheticals) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Allowance for doubtful accounts (in Dollars and Yuan Renminbi)	¥ 29,000	$ 4,444	¥ 20,495
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.001
Ordinary shares, authorized	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, issued	1,073,891,784	1,073,891,784	1,252,367,264
Ordinary shares, outstanding	1,073,891,784	1,073,891,784	1,073,891,784
Variable Interest Entity
Refundable share rights deposits (in Dollars and Yuan Renminbi)			¥ 266,901